REVENUE AND COST OF SALES (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Concentrate sales	$ 0	$ 4,237,000	$ 0	$ 11,807,000
Provisional pricing adjustments	0	603,000	29,000	149,000
Total Revenue	$ 0	$ 4,840,000	$ 29,000	$ 11,956,000